PRINCIPAL ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2019
PRINCIPAL ACCOUNTING POLICIES
Basis of presentation
Basis of presentation
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities at the balance sheet dates and the reported amounts of revenues and expenses during the reporting periods. Actual results could materially differ from those estimates.

Consolidation
Consolidation
The consolidated financial statements include the financial statements of the Company, its subsidiaries, VIEs and VIEs’ subsidiaries. All significant transactions and balances between the Company, its subsidiaries, VIEs and VIEs’ subsidiaries have been eliminated upon consolidation.
A subsidiary is an entity in which the Company, directly or indirectly, controls more than one half of the voting power; has the power to appoint or remove the majority of the members of the board of directors; to cast a majority of votes at the meeting of the board of directors or to govern the financial and operating policies of the investee under a statute or agreement among the shareholders or equity holders.
The Company applies the guidance codified in Accounting Standard Codification 810, Consolidations (“ASC 810”) on accounting for VIEs and their respective subsidiaries, which requires certain variable interest entities to be consolidated by the primary beneficiary of the entity in which it has a controlling financial interest. A VIE is an entity with one or more of the following characteristics: (a) the total equity investment at risk is not sufficient to permit the entity to finance its activities without additional financial support; (b) as a group, the holders of the equity investment at risk lack the ability to make certain decisions, the obligation to absorb expected losses or the right to receive expected residual returns, or (c) an equity investor has voting rights that are disproportionate to its economic interest and substantially all of the entity’s activities are on behalf of the investor. The accompanying consolidated financial statements include the financial statements of the Company, its subsidiaries, consolidated VIEs and VIEs’ subsidiaries:
The following is a summary of the Company’s major VIEs and VIEs’ subsidiaries:

Name of VIE and VIEs’ subsidiaries	Date of establishment/acquisition

Shanghai Ctrip Commerce Co., Ltd. (“Shanghai Ctrip Commerce”)	Established on July 18, 2000

Shanghai Huacheng Southwest International Travel Agency Co., Ltd. (“Shanghai Huacheng”, formerly known as Shanghai Huacheng Southwest Travel Agency Co., Ltd.)	Established on March 13, 2001

Chengdu Ctrip Travel Agency Co., Ltd. (“Chengdu Ctrip”)	Established on January 8, 2007

Beijing Qu Na Information Technology Company Limited (“Qunar Beijing”)	Established on March 17, 2006

The Company is considered the primary beneficiary of a VIE or VIEs’ subsidiary and consolidated the VIE or VIEs’ subsidiary if the Company had variable interests, that will absorb the entity’s expected losses, receive the entity’s expected residual returns, or both.

Major variable interest entities and their subsidiaries
Major variable interest entities and their subsidiaries
The Company conducts a part of its operations through a series of agreements with certain VIEs and VIEs’ subsidiaries as stated in above. These VIEs and VIEs’ subsidiaries are used solely to facilitate the Group’s participation in Internet content provision, advertising business, travel agency and air-ticketing
services in the People’s Republic of China (“PRC”) where foreign ownership is restricted. From 2015, the Company restructured its business lines to change some of its VIEs to its wholly owned subsidiaries, which carry out the businesses that are not foreign ownerships restricted.
Shanghai Ctrip Commerce is a domestic company incorporated in Shanghai, the PRC. Shanghai Ctrip Commerce holds a value-added telecommunications business license and is primarily engaged in the provision of advertising business on the Internet website. Two senior officers of the Company collectively hold 100% of the equity interest in Shanghai Ctrip Commerce. The registered capital of Shanghai Ctrip Commerce was RMB900,000,000 as of December 31, 2019.
Shanghai Huacheng is a domestic company incorporated in Shanghai, the PRC. Shanghai Huacheng holds a domestic travel agency license and mainly provides domestic tour services and air-ticketing
services. Shanghai Ctrip Commerce holds 100% of the equity interest in Shanghai Huacheng. The registered capital of Shanghai Huacheng was RMB100,000,000 as of December 31, 2019.
Chengdu Ctrip is a domestic company incorporated in Chengdu, the PRC. Chengdu Ctrip holds
a
domestic travel agency license and is engaged in the provision of air-ticketing
service. Two senior officers of the Company hold 100% of the equity interest in Chengdu Ctrip. The registered capital of Chengdu Ctrip was RMB500,000,000 as of December 31, 2019.
Qunar Beijing is a domestic company incorporated in Beijing, the PRC. Qunar Beijing holds various domestic and cross-border business licenses of Qunar. Two senior officers of the Company hold 100% of the equity interest in Qunar Beijing. The registered capital of Qunar Beijing was RMB11,000,000 as of December 31, 2019.
The capital injected by senior officers or senior officer’s family member are funded by the Company and are recorded as long-term business loans to related parties. The Company does not have any ownership interest in these VIEs and VIEs’ subsidiaries.
As of December 31, 2019, the Company has various agreements with its consolidated VIEs and VIEs’ subsidiaries, including loan agreements, exclusive technical consulting and services agreements, share pledge agreements, exclusive option agreements and other operating agreements.
Details of certain key agreements with the VIEs are as follows:
Powers of Attorney:
Each of the shareholders of our consolidated affiliated Chinese entities, except for Hui Cao and Hui Wang, signed an irrevocable power of attorney to appoint Ctrip Travel Network
or
Ctrip Travel Information, as
attorney-in-fact
to vote, by itself or any other person to be designated at its discretion, on all matters of the applicable consolidated affiliated Chinese entities. Each such power of attorney will remain effective as long as the applicable consolidated affiliated Chinese entity exists, and such shareholders of the applicable consolidated affiliated Chinese entities are not entitled to terminate or amend the terms of the power of attorneys without prior written consent from us.
As of the date of this annual report, each of the shareholders of Qunar Beijing, Hui Cao and Hui Wang, also signed an irrevocable power of attorney authorizing an appointee, to exercise, in a manner approved by Qunar, on such shareholder’s behalf the full shareholder rights pursuant to applicable laws and Qunar Beijing’s articles of association, including without limitation full voting rights and the right to sell or transfer any or all of such shareholder’s equity interest in Qunar Beijing. Each such power of attorney is effective until such time as such relevant shareholder ceases to hold any equity interest in Qunar Beijing. The terms of the power of attorney with respect to Qunar Beijing are otherwise substantially similar to the terms described in the foregoing paragraph.
Technical Consulting and Services Agreements:
Ctrip Travel Information and Ctrip Travel Network, each a wholly owned PRC subsidiary of ours, provide our consolidated affiliated Chinese entities, except for Qunar Beijing, with technical consulting and related services and staff training and information services on an exclusive basis. We also maintain their network platforms. In consideration for our services, our consolidated affiliated Chinese entities agree to pay us service fees as calculated in such manner as determined by us from time to time based on the nature of service, which may be adjusted periodically. For 2019, our consolidated affiliated Chinese entities paid Ctrip Travel Information a quarterly fee based on the number of transportation tickets sold in the quarter, at an average rate of

RMB4 (US$0.5) per ticket. Although the service fees are typically determined based on the number of transportation tickets sold, given the fact that the nominee shareholders of such consolidated affiliated Chinese entities have irrevocably appointed the employees of our subsidiaries to vote on their behalf on all matters they are entitled to vote on, we have the right to determine the level of service fees paid and therefore receive substantially all of the economic benefits of our consolidated affiliated Chinese entities in the form of service fees. Ctrip Travel Information
or
Ctrip Travel Network, as appropriate, will exclusively own any intellectual property rights arising from the performance of this agreement. The initial term of these agreements is 10 years and may be renewed automatically in
10-year
terms unless we disapprove the extension. We retain the exclusive right to terminate the agreements at any time by delivering a
30-day
advance written notice to the applicable consolidated affiliate Chinese entity.
As of the date of this annual report, pursuant to the restated exclusive technical consulting and services agreement between Qunar Beijing and Qunar Software, Qunar Software provides Qunar Beijing with technical, marketing and management consulting services on an exclusive basis in exchange for service fee paid by Qunar Beijing based on a set formula defined in the agreement subject to adjustment by Qunar Software at its sole discretion. This agreement will remain in effect until terminated unilaterally by Qunar Software or mutually. The terms of this agreement are otherwise substantially similar to the terms described in the foregoing paragraph.
Share Pledge Agreements:
The shareholders of our consolidated affiliated Chinese entities, except for Hui Cao and Hui Wang, have pledged their respective equity interests in the applicable consolidated affiliated Chinese entities as a guarantee for the performance of all the obligations under the other contractual arrangements, including payment by such consolidated affiliated Chinese entities of the technical and consulting services fees to us under the technical consulting and services agreements, repayment of the business loan under the loan agreements and performance of obligations under the exclusive option agreements, each agreement as described herein. In the event any of such consolidated affiliated Chinese entity breaches any of its obligations or any shareholder of such consolidated affiliated Chinese entities breaches his or her obligations, as the case may be, under these agreements, we are entitled to enforce the equity pledge right and sell or otherwise dispose of the pledged equity interests after the pledge is registered with the relevant local branch of SA
MR
, and retain the proceeds from such sale or require any of them to transfer his or her equity interest without consideration to the PRC citizen(s) designated by us. These share pledge agreements are effective until two years after the pledgor and the applicable consolidated affiliated Chinese entities no longer undertake any obligations under the above-referenced agreements.
As of the date of this annual report, pursuant to the equity interest pledge agreement among Qunar Software, Hui Cao and Hui Wang, Hui Cao and Hui Wang have pledged their equity interests in Qunar Beijing along with all rights, titles and interests to Qunar Software as guarantee for the performance of all obligations under the relevant contractual arrangements mentioned herein. After the pledge is registered with the relevant local branch of SA
MR
, Qunar Software may enforce this pledge upon the occurrence of a settlement event or as required by the PRC law. The pledge, along with this agreement, will be effective upon registration with the local branch of the SA
MR
, and will expire when all obligations under the relevant contractual arrangements have been satisfied or when each of Hui Cao and Hui Wang completes a transfer of equity interest and ceases to hold any equity interest in Qunar Beijing. In enforcing the pledge, Qunar Software is entitled to dispose of the pledge and have priority in receiving payment from proceeds from the auction or sale of all or part of the pledge until the obligations are settled. The terms of this agreement are otherwise substantially similar to the terms described in the foregoing paragraph.
Loan Agreements:
Under the loan agreements we entered into with the shareholders of our consolidated affiliated Chinese entities, except for Hui Cao and Hui Wang, we extended long-term business loans to these shareholders of our consolidated affiliated Chinese entities with the sole purpose of providing funds necessary for the capitalization or acquisition of such consolidated affiliated Chinese entities. These business loan amounts were injected into the applicable consolidated affiliated Chinese entities as capital and cannot be accessed for any personal uses. The loan agreements shall remain effective until the parties have fully performed their respective obligations under the agreement, and the shareholders of such consolidated affiliated Chinese entities have no right to unilaterally terminate these agreements. In the event that the PRC government lifts its substantial restrictions on foreign ownership of the travel agency, or value-added telecommunications business in China, as applicable, we will exercise our exclusive option to purchase all of the outstanding equity interests of our consolidated affiliated Chinese entities, as described in the following paragraph, and the loan agreements will be cancelled in connection with such purchase. However, it is uncertain when, if at all, the PRC government will lift any or all of these restrictions.
As of the date of this annual report, pursuant to the loan agreement among Qunar Software, Hui Cao and Hui Wang, the loans extended by Qunar Software to each of Hui Cao and Hui Wang are only repayable by a transfer of such borrower’s equity interest in Qunar Beijing to Qunar Software or its designated party, in proportion to the amount of the loan to be repaid. This loan agreement will continue in effect indefinitely until such time when (i) the borrowers receive a repayment notice from Qunar Software and fully repay the loans, or (ii) an event of default (as defined therein) occurs unless Qunar Software sends a notice indicating otherwise within 15 calendar days after it is aware of such event. The terms of this loan agreement is otherwise substantially similar to the terms described in the foregoing paragraphs.
Exclusive Option Agreements:
As consideration for our entering into the loan agreements described above, each of the shareholders of our consolidated affiliated Chinese entities, except for Hui Cao and Hui Wang, has granted us an exclusive, irrevocable option to purchase, or designate one or more person(s) at our discretion to purchase, all of their equity interests in the applicable consolidated affiliated Chinese entities at any time we desire, subject to compliance with the applicable PRC laws and regulations. We may exercise the option by issuing a written notice to the shareholder of
relevant consolidated affiliated Chinese entity. The purchase price shall be equal to the contribution actually made by the shareholder for the relevant equity interest. Therefore, if we exercise these options, we may choose to cancel the outstanding loans we extended to the shareholders of such consolidated affiliated Chinese entities pursuant to the loan agreements as the loans were used solely for equity contribution purposes. The initial term of these agreements is 10 years and may be renewed automatically in
10-year
terms unless we disapprove the extension. We retain the exclusive right to terminate the agreements at any time by delivering a written notice to the shareholder of

applicable consolidated affiliate Chinese entity.
Hui Cao and Hui Wang also entered into an equity option agreement with Qunar, Qunar Software and Qunar Beijing. This equity option agreement contains arrangements that are similar to that as described in the foregoing paragraph. This agreement will remain effective with respect to each of Qunar Beijing’s shareholders until all of the equity interest has been transferred or Qunar and Qunar Software terminates the agreement unilaterally with 30 days’ prior written notice.
Our consolidated affiliated Chinese entities and their shareholders agree not to enter into any transaction that would affect the assets, obligations, rights or operations of our consolidated affiliated Chinese entities without our prior written consent. They also agree to accept our guidance with respect to day-to-day
operations, financial management systems and the appointment and dismissal of key employees.
Risks in relation to contractual arrangements between the Company’s PRC subsidiaries and its affiliated Chinese entities:
The Company has been advised by Commerce & Finance Law Offices, its PRC legal counsel, that its contractual arrangements with its consolidated VIEs as described in the Company’s annual report are valid, binding and enforceable under the current laws and regulations of China. Based on such legal opinion and the management’s knowledge and experience, the Company believes that its contractual arrangements with its consolidated VIEs are in compliance with current PRC laws and legally enforceable. However, there may be in the event that the affiliated Chinese entities and their respective shareholders fail to perform their contractual obligations, the Company may have to rely on the PRC legal system to enforce its rights. The PRC legal system is based on written statutes. Prior court decisions may be cited for reference but have limited precedential value. Since 1979, PRC legislation and regulations have significantly enhanced the foreign investments in China. However, since the PRC legal system is still evolving, the interpretations of many laws, regulations and rules are not always uniform and enforcement of these laws, regulations and rules involve uncertainties, which may limit remedies available to us. In addition, any litigation in China may be protracted and result in substantial costs and diversion of resources and management attention. Due to the uncertainties with respect to the PRC legal system, the PRC government authorities may ultimately take a view contrary to the opinion of its PRC legal counsel with respect to the enforceability of the contractual arrangements.
There are, however, substantial uncertainties regarding the interpretation and application of current or future PRC laws and regulations. Accordingly, the Company cannot be assured that the PRC government authorities will not ultimately take a view that is contrary to the Company’s belief and the opinion of its PRC legal counsel. In March 2019, the draft Foreign Investment Law was submitted to the National People’s Congress for review and was approved on March 15, 2019, which came into effect from January 1, 2020. The new Foreign Investment Law of the PRC repealed simultaneously the Wholly Foreign-owned Enterprise Law of the PRC, Sino-foreign Equity Joint Venture Law of the PRC and Sino-foreign Cooperative Joint Ventures Law of the PRC. Therefore, the general regulations for companies’ set up and operation in the PRC including the foreign-invested companies shall comply with the Company Law of the PRC unless provided in the PRC Foreign Investment Laws. In December 2019, the Implementing Regulation of the Foreign Investment Law has been promulgated by the State Council which has come into force as of January 1, 2020. The Foreign Investment Law does not touch upon the relevant concepts and regulatory regimes that were historically suggested for the regulation of VIE structures, and thus this regulatory topic remains unclear under the Foreign Investment Law. Since the Foreign Investment Law is new, there are substantial uncertainties exist with respect to its implementation and interpretation and it is also possible that the VIE entities will be deemed as foreign invested enterprises and be subject to restrictions in the future. Such restrictions may cause interruptions to our operations, products and services and may incur additional compliance cost, which may in turn materially and adversely affect our business, financial condition and results of operations.
Summary financial information of the Group’s VIEs in the consolidated financial statements
Pursuant to the contractual arrangements with the VIEs, the Company has the power to direct activities of the VIEs, and can have assets transferred freely out of the VIEs without any restrictions. Therefore, the Company considers that there is no asset of a consolidated VIE that can be used only to settle obligations of the VIE, except for registered capital and PRC statutory reserves of the VIEs amounting to a total of RMB2.1 billion as of December 31, 2019. As all the consolidated VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of the VIEs do not have recourse to the general credit of the Company for any of the liabilities of the consolidated VIEs.
Summary financial information of the VIEs, which represents aggregated financial information of the VIEs and their respective subsidiaries included in the accompanying consolidated financial statements, is as follows:

	As of December 31,
	2018	2019
	RMB(in millions)	RMB(in millions)
Total assets	26,574	33,394
Less: Inter-company receivables	(5,228)	(8,235)
Total assets excluding inter-company	21,346	25,159
Total liabilities	23,405	29,594
Less: Inter-company payables	(14,117)	(18,689)
Total liabilities excluding inter-company	9,288	10,905

As of December 31, 2018 and 2019, the VIEs’ assets mainly consisted of cash and cash equivalent (December 31, 2018: RMB7.2 billion, December 31, 2019: RMB6.9 billion), short-term investment (December 31, 2018: RMB4.3 billion, December 31, 2019: RMB4.0 billion), accounts receivable (December 31, 2018: RMB2.9 billion, December 31, 2019: RMB4.3 billion), prepayments and other current assets (December 31, 2018: RMB3.6 billion, December 31, 2019: RMB5.1 billion) and investments
(non-current)
(December 31, 2018: RMB2.3 billion, December 31, 2019: RMB3.7 billion). The inter-company receivables of RMB5.2 billion and RMB
8.2

billion as of December 31, 2018 and 2019 mainly represented the receivables by a VIE to one of the Company’s wholly-owned subsidiaries for treasury cash management purpose.
As of December 31, 2018 and 2019, the VIEs’ liabilities mainly consisted of accounts payable (December 31, 2018: RMB3.4 billion, December 31, 2019: RMB3.7 billion), other payables and accruals (December 31, 2018: RMB1.7 billion, December 31, 2019: RMB1.7 billion), advance from customers (December 31, 2018: RMB2.3 billion, December 31, 2019: RMB3.2 billion) and short-term debt (December 31, 2018: RMB1.2 billion, December 31, 2019: RMB365
m
illion). The inter-company payables of RMB14.1 billion and RMB
18.7

billion as of December 31, 2018 and 2019 mainly represented
service fees payable to the WFOEs

(Ctrip Travel Information, Ctrip Travel Network, and Qunar Software each a wholly owned PRC subsidiary of ours, “WFOEs”) under
the technical consulting and services agreements, which are operational in nature from the VIEs and their subsidiaries’ perspectives.
The following table set forth the summary of results of operations of the VIEs and their subsidiaries of the Company:

	For the year ended December 31,
	2017	2018	2019
	RMB(in millions)	RMB(in millions)	RMB(in millions)
Net revenues	8,237	8,357	9,572
Cost of revenues	2,490	2,983	3,627
Net income	863	170	89

As aforementioned, the VIEs mainly conduct transportation ticketing and advertising businesses. Revenues from VIEs accounted for around 27% of the Company’s total revenues in 2019.
The VIEs’ net income before the deduction of the inter-company consulting fee charges were RMB2.7 billion, RMB1.5 billion and RMB1.7 billion for the years ended December 31, 2017, 2018 and 2019, respectively.
The WFOEs are the sole and exclusive provider of technical consulting and related services and information services for the VIEs. Pursuant to the Exclusive Technical Consulting and Service Agreements, the VIEs pay service fees to the WFOEs based on the VIEs’ actual operating results. The WFOEs are entitled to receive substantially all of the net income and transfer a majority of the economic benefits in the form of service fees from the VIEs and VIEs’ subsidiaries to the WFOEs. For remaining undistributed retained earnings, tax planning strategies are in place to support their enterprise income tax free treatment.
The amount of service fees paid by all the VIEs as a percentage of the VIEs’ total net income were 68.3%, 88.5% and 94.6% for the years ended December 31, 2017, 2018 and 2019, respectively.
The following tables set forth the summary of cash flow activities of the VIEs and their subsidiaries of the Company:

	For the year ended December 31,
	2017	2018	2019
	RMB(in millions)	RMB(in millions)	RMB(in millions)
Net cash provided by/ (used in) operating activities	1,232	591	(517)
Net cash used in investing activities	—	—	—
Net cash provided by financing activities	—	—	—

Currently there is no contractual arrangement that could require the Company to provide additional financial support to the consolidated VIEs. As the Company is conducting certain business in the PRC mainly through the VIEs, the Company may provide such support on a discretionary basis in the future, which could expose the Company to a loss.

Foreign currencies
Foreign currencies
The Group’s reporting currency is RMB. The Company’s functional currency is US$. The Company’s operations are conducted through the subsidiaries and VIEs where the local currency is the functional currency and the financial statements of those subsidiaries are translated from their respective functional currencies into RMB.
Transactions denominated in currencies other than functional currencies are remeasured at the exchange rates quoted by the People’s Bank of China (the “PBOC”) and the Hong Kong Association of Banks (the “HKAB”), prevailing or averaged at the dates of the transaction for PRC and Hong Kong subsidiaries respectively. Gains and losses resulting from foreign currency transactions are included in the consolidated statements of income and comprehensive income. Monetary assets and liabilities denominated in foreign currencies are remeasured using the applicable exchange rates quoted by the PBOC and HKAB at the balance sheet dates. All such exchange gains and losses are included in the consolidated statements of income/(loss).
Assets and liabilities of the group companies are translated from their respective functional currencies to the reporting currency at the exchange rates at the balance sheet dates, equity accounts are translated at historical exchange rates and revenues and expenses are translated at the average exchange rates in effect during the reporting period. The exchange differences for the translation of group companies with non-RMB
functional currency into the RMB are included in foreign currency translation adjustments, which is a separate component of shareholders’ equity on the consolidated financial statements.

The foreign currency translation adjustments are not subject to tax.
Translations of amounts from RMB into US$ are solely for the convenience of the reader and were calculated at the rate of US$1.00 = RMB
6.9618

on December 31, 2019, representing the certificated exchange rate published by the Federal Reserve Board. No representation is intended to imply that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2019, or at any other rate.

Cash and cash equivalents
Cash and cash equivalents
Cash includes currency on hand and deposits held by financial institutions that can be added to or withdrawn without limitation. Cash equivalents represent short-term, highly liquid investments that are readily convertible to known amounts of cash and with original maturities from the date of purchase of generally three months or less.

Restricted cash
Restricted cash
Restricted cash represents cash that cannot be withdrawn without the permission of third parties. The Group’s restricted cash is substantially cash balance on deposit required by its business partners and commercial banks.

Short-term investments
Short-term investments
Short-term investments represent i) held-to-maturity investments which are due in one year and stated at amortized cost; ii) the investments issued by commercial banks or other financial institutions with a variable interest rate indexed to the performance of underlying assets within one year, and iii) foreign currency forward contracts which are short-term. These investments are stated at fair value. Changes in the fair value are reflected in the consolidated statements of income and comprehensive income.

Derivative instruments
Derivative Instruments
Derivative instruments are carried at fair value. The fair values of the derivative financial instruments generally represent the estimated amounts expect to receive or pay upon termination of the contracts as of the reporting date.
The Group’s derivative instruments primarily consisted of foreign currency forward contracts which are used to economically hedge certain foreign denominated liabilities and reduce, to the extent practicable, the potential exposure to the changes that exchange rates might have on the Group’s earnings, cash flows and financial position. As the derivative instruments do not qualify for hedge accounting treatment, changes in the fair value are reflected in other income of the consolidated statements of income and comprehensive income. The Company started to enter into derivative instruments contracts in 2019. As of December 31, 2019 and for the year then ended, the balance of the derivative instruments and the total amount of fair value changes is not material.

Installment credit and Nonrecourse securitization debt
Installment credit and nonrecourse securitization debt
The Company provides installment credit solutions to users. Such amounts are recorded at the outstanding principal amount less allowance for doubtful accounts, and include accrued interest receivable and presented in receivable related to financial services in Note 3.
Since 2018, the Company entered into asset backed securitization arrangements with third-party financial institution and set up a securitization vehicle which issued revolving debt securities to third party investors. The Company consolidated the servicer of the securitized debt since economic interests are retained in the form of subordinated interests and it acts as the servicer of securitization vehicles. The proceeds from the issuance of debt securities are reported as securitization debt. The securities are repaid as collections on the underlying collateralized assets occur and the amounts are included in “short-term debt and current portion of long-term debt” (Note 12) or “long-term debt” (Note 17) according to the contractual maturities of the debt securities.
As of December 31, 2018 and December 31, 2019, the
collateralized receivable related to financial services were
RMB733

million and
RMB
1.2

b
illion, respectively, and the
non-
collateralized receivable
related to financial services were RMB
818
 million and
 RMB
1.6

b
illion, respectively.
As of December 31, 2018 and 2019, the total allowance for the receivable related to financial services was not material. The Company recognized the interest income from the receivable related to financial services in Revenue – Others. The interest expenses in relation to the nonrecourse securitization debt were recognized in the cost of revenue. For the years ended December 31, 2018 and 2019, the interest incomes and the interest expenses were not material.
The gross amount of the credits provided to users is presented in the investing section of the cash flow statement unless the term of the receivables is 3 month or less, in which case it is presented on a net basis by deducting the repayment from the users.

Land use rights
Land use rights
Land use rights represent the prepayments for usage of the parcels of land where the office buildings are located, are recorded at cost, and are amortized over their respective lease periods (usually over 40 to 50 years).

Property, equipment and software
Property, equipment and software
Property, equipment and software are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are computed using the straight-line method over the following estimated useful lives, taking into account any estimated residual value:

Building	30 - 40 years
Leasehold improvements	Lesser of the term of the lease or the estimated useful lives of the assets
Website-related equipment	3-5 years
Computer equipment	3 - 5 years
Furniture and fixtures	3 - 5 years
Software	3 - 5 years

The Company recognizes the disposal of Property, equipment and software in general and administrative expenses.

Investments
Investments
The Company’s investments include equity method investments, equity securities without readily determinable fair values, equity securities with readily determinable fair values, held to maturity debt securities, and available-for-sale
debt securities.
The Company applies equity method in accounting for its investments in entities in which the Company has the ability to exercise significant influence but does not have control and the investments are in either common stock or in-substance
common stock. Unrealized gains on transactions between the Company and an affiliated entity are eliminated to the extent of the Company’s interest in the affiliated entity, unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred.
Equity securities without readily determinable fair values are measured and recorded using a measurement alternative that measures the securities at cost minus impairment, if any, plus or minus changes resulting from qualifying observable price changes. Prior to fiscal 2018, these securities were accounted for using the cost method of accounting, measured at cost less other-than-temporary impairment.
Equity securities with readily determinable fair values are measured and recorded at fair value on a recurring basis with changes in fair value, whether realized or unrealized, recorded through the income statement. Prior to 2018, these securities were classified as available-for-sale
securities and measured and recorded at fair value with unrealized changes in fair value recorded through other comprehensive income.
On January 1, 2018, the Company adopted financial instruments accounting standard ASU No. 2016-01, which requires equity investments to be measured at fair value with subsequent changes recognized in net income, except for those accounted for under the equity method or requiring consolidation. The standard also require
d
 the Company to reclassify the accumulated unrealized gain or loss of the equity investments measure
d
at fair value that were previously recognized in other comprehensive income to retained earnings on the date of the adoption. Upon the adoption, the Company reclassified approximately RMB6.1 billion of accumulated other comprehensive income, reflective of the net unrealized gain for the equity securities with
readily determi
nable fair values
that existed as of January 1, 2018, into retained earnings.
Debt securities that the company has positive intent and ability to hold to maturity are classified as held to maturity debt securities and are stated at amortized cost.
Debt securities that the company has the intent to hold the security for an indefinite period or may sell the security in response to the changes in economic conditions are classified as available-for-sale
debt securities and reported at fair value. Unrealized gains and losses (other than impairment losses) are reported, net of the related tax effect, in other comprehensive income (OCI). Upon sale, realized gains and losses are reported in net income.
The Company monitors its investments for other-than-temporary impairment by considering factors including, but not limited to, current economic and market conditions, the operating performance of the companies including current earnings trends and other company-specific information.

Fair value measurement of financial instruments
Fair value measurement of financial instruments
Financial assets and liabilities of the Group primarily comprise of cash and cash equivalents, restricted cash, time deposits, financial products, derivative
i
nstruments, accounts receivable, due from related parties,
available-for-sale
debt investments, equity securities, accounts payable, due to related parties, advances from end users, short-term bank borrowings, other short-term liabilities and long-term debts. As of December 31, 2018 and 2019, except for derivative
i
nstruments, long-term debt, equity securities and
available-for-sale
debt investments, carrying values of these financial instruments approximated their fair values because of their generally short maturities. The Company reports derivative
i
nstruments, equity securities and
available-for-sale
debt investments at fair value at each balance sheet date and changes in fair value are reflected in the statements of income and comprehensive income. The Company disclosed the fair value of its long-term debts
based on Level 2 inputs in Note 17.
The Company measures its financial assets and liabilities using inputs from the following three levels of the fair value hierarchy. The three levels are as follows:
Level 1 inputs are unadjusted quoted prices in active markets for identical assets that the management has the ability to access at the measurement date.
Level 2 inputs include quoted prices for similar assets in active markets, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the asset (i.e., interest rates, yield curves, etc.), and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market corroborated inputs).
Level 3 includes unobservable inputs that reflect the management’s assumptions about the assumptions that market participants would use in pricing the asset. The management develops these inputs based on the best information available, including the own data.

Business combination and Acquisitions
Business combination
U.S. GAAP requires that all business combinations not involving entities or businesses under common control be accounted for under the acquisition method. The Group applies ASC 805, “Business combinations”, the cost of an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling
interests. The excess of the (i) the total of cost of acquisition, fair value of the non-controlling
interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in the consolidated statements of income and comprehensive income.
The determination and allocation of fair values to the identifiable assets acquired and liabilities assumed is based on various assumptions and valuation methodologies requiring considerable management judgment. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. Management determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of products and forecasted life cycle and forecasted cash flows over that period. The Company’s estimates of fair value are based upon assumptions believed to be reasonable, but which are inherently uncertain and unpredictable and, as a result, actual results may differ from estimates. Any changes to provisional amounts identified during the measurement period are recognized in the reporting period in which the adjustment amounts are determined.

Acquisitions
During the periods presented, the Company completed several transactions to acquire controlling shares to enrich its products and to expand business. The Company makes estimates and judgments in determining the fair value of the acquired assets and liabilities, based in part on independent appraisal reports as well as its experience with purchasing similar assets and liabilities in similar industries. The amount excess of the purchase price over the fair value of the identifiable assets and liabilities acquired is recorded as goodwill. The major acquisitions during the periods presented are as follows:
In November 2019, the Company obtained control of an online travel agency company in which the Company previously had held 51% equity interest with substantive participating rights being held by the non-controlling shareholder. The Company obtained control of the acquiree when the non-controlling shareholder agreed to remove these substantive participating rights. The deemed consideration was the previous held 51% equity interest with the fair value of RMB259 million. The net assets assumed based on their fair values was RMB115 million, including cash acquired with amount of RMB11 million. The fair value of non-controlling interest was measured as RMB249 million, taking into account a non-controlling discount. The goodwill recognized for the acquisition was RMB393 million which is primarily reflects the expected synergies. The Company also recognized a gain from the re-measurement of its previously held equity interest to the fair value with amount of RMB196 million and reported in other income (Note 2). Based on the Company’s assessment, the financial results of the acquiree were not material to the Company and the supplement pro-forma financial information is therefore not presented.
In May 2018, the Company consummated a step acquisition by acquiring substantially all the remaining equity interest of an offline travel agency company in which the Company previously held approximately 48% equity interest. The total purchase consideration was RMB1.1 billion which included the cash consideration of RMB198 million, the fair value of the previously held equity interest of RMB543 million and equity interest representing a 1.9%
non-controlling
interest of one of the Company’s subsidiaries with the fair value of RMB399 million which is determined on Level 3 measures. The Company recognized a gain from the re-measurement
of its previously held equity interest to the fair value with amount of RMB249 million and reported in other income (Note 2). The Company recognized the non-controlling
interest of the equity interest disposed at the book value of the proportionate shares of the net assets of the subsidiary with amount of RMB4 million and the difference between the fair value of the non-controlling
interest with the book value of RMB395 million recorded as additional paid-in
capital.
The net liability assumed based on their fair values was RMB212 million, including cash acquired with amount of RMB482 million. The fair value of non-controlling
interest amounting to RMB15 million was measured based on the purchase price, taking into account a discount reflective of the non-controlling
nature of the interest. The newly identifiable intangible assets were RMB269 million which primarily consist of brand name which is amortized over 10 years on a straight-line basis. The deferred tax liability of RMB67 million as recognized in associated with the identifiable intangible assets. The goodwill recognized for the acquisition was RMB1.2 billion which is primarily made up of the expected synergies from combining operations of the acquiree and the acquirer, which do not qualify for separate recognition.
Other than the acquisitions disclosed above, none of other acquisition occurred during the periods presented was material to its businesses or financial results. Other immaterial acquisitions in 2017, 2018 and 2019 with total consideration of RMB251 million, RMB553 million and RMB17 million respectively resulted in goodwill increase of RMB291 million, RMB621 million and nil respectively, and intangible assets increase of

RMB56 million
, RMB118 million and nil respectively.

Goodwill and other intangible assets
Goodwill and other intangible assets
Goodwill represents the excess of the purchase price over the fair value of the identifiable assets and liabilities acquired as a result of the Company’s acquisitions of interests in its subsidiaries and consolidated VIEs.
Goodwill is not amortized but is reviewed at least annually for impairment or earlier, if an indication of impairment exists. Recoverability of goodwill is evaluated using a two-step
process. In the first step, the fair value of a reporting unit is compared to its carrying value. If the fair value of a reporting unit exceeds the carrying value of the net assets assigned to a reporting unit, goodwill is considered not impaired and no further testing is required. If the carrying value of the net assets assigned to a reporting unit exceeds the fair value of a reporting unit, the second step of the impairment test is performed in order to determine the implied fair value of a reporting unit’s goodwill. Determining the implied fair value of goodwill requires valuation of a reporting unit’s tangible and intangible assets and liabilities in a manner similar to the allocation of purchase price in a business combination. If the carrying value of a reporting unit’s goodwill exceeds its implied fair value, goodwill is deemed impaired and is written down to the extent of the difference. The Company estimates total fair value of the reporting unit using discounted cash flow analysis, and makes assumptions regarding future revenue, gross margins, working capital levels, investments in new products, capital spending, tax, cash flows, and the terminal value of the reporting unit.
As of December 31, 2019, there
was
no event or any circumstance that the Company identified, which indicated that the fair value of the Company’s reporting unit was substantially lower than the respective carrying value. There was no
impairment of goodwill during the years ended December 31, 2017, 2018 and 2019. Each quarter the Company reviews the events and circumstances to determine if goodwill impairment may be indicated.
Separately identifiable intangible assets that have determinable lives continue to be amortized and consist primarily of non-compete
agreements, customer list, supplier relationship, technology and business relationship as of December 31, 2018 and 2019. The Company amortizes intangible assets on a straight-line basis over their estimated useful lives, which is three
to
ten years.
The estimated life of amortized intangibles is reassessed if circumstances occur that indicate the life has changed. Other intangible assets that have indefinite useful life primarily include trademark and domain names as of December 31, 2018 and 2019. The Company evaluates indefinite-lived intangible assets each reporting period to determine whether events and circumstances continue to support an indefinite useful life. If an intangible asset that is not being amortized is subsequently determined to have a finite useful life, the asset is tested for impairment. The Company estimates total fair value of the reporting unit using discounted cash flow analysis, and makes assumptions regarding future revenue, gross margins, working capital levels, investments in new products, capital spending, tax, cash flows, and the terminal value of the reporting unit.
The Company reviews intangible assets with indefinite lives annually for impairment or earlier, if an indication of impairment exists.
No impairment on other intangible assets was recognized for the years ended December 31, 2017, 2018 and 2019.

Impairment of long-lived assets
Impairment of long-lived assets
Long-lived
assets (including intangible with definite lives) are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Reviews are performed to determine whether the carrying value of asset group is impaired, based on comparison to undiscounted expected future cash flows. If this comparison indicates that there is impairment, the Group recognizes impairment of long-lived assets to the extent the carrying amount of such assets exceeds the fair value.

Accrued liability for customer reward program
Accrued liability for customer reward program
The Company’s end users participate in a loyalty points program. The points awarded from services can be redeemed for cash or used to purchase gifts on the Company’s website and mobile platforms.
The estimated incremental costs of the loyalty points program are recognized as sales and marketing expense, or as reduction of the revenue, depending on whether it can be redeemed to gifts or red
eemed
for
 cash, and accrued for as a current liability. As members redeem awards or their entitlements expire, the accrued liability is reduced correspondingly. As of December 31, 2018 and 2019, the Company’s accrued liability for its customer reward program amounted to RMB528 million and RMB478 million, respectively, based on the estimated liabilities under the customer reward program. For the years ended December 31, 2017, the expenses recognized for the customer rewards program was approximately RMB100 million. The expenses recognized for the customer rewards program were immaterial
for the years ended December 31,
2018
and 2019.

Deferred revenue
Deferred revenue
The Group has a coupon program, through which the Group provides coupons for end users who book selected hotels online through website. The end users who use the coupons receive credits in their virtual cash accounts upon check-out
from the hotels and reviews for hotels submitted. The end users may redeem the amount of credits in their virtual cash account in cash or voucher for their future bookings on the Company’s website and mobile platforms. The Group accounts for the estimated cost of future usage of coupons as reduction of the revenue.

Revenue recognition
Revenue recognition
On January 1, 2018, the Company adopted revenue guidance ASC Topic 606, “Revenue from Contracts with Customers” (“ASC 606”), using the full retrospective transition approach under which the Company’s previously issued financial statements for 2017 were retrospectively adjusted.
The

standard did not change the presentation of the Group’s revenues, which continues to be substantially reported on a net basis as the travel supplier is primarily responsible for providing the underlying travel services and the Company does not control the service provided by the travel supplier to the traveler. Revenues are recognized at gross amounts for merchant business where the Group undertakes substantive inventory risks by pre-purchasing inventories. However, the timing of revenue recognition for certain revenue streams is changed under the standard.
Accommodation reservation services
The Group receives commissions from travel suppliers for hotel room reservations through the Group’s transaction and service platform. Commissions from hotel reservation services rendered are recognized when the reservation becomes non-cancellable
which is the point considered when the Company completes its performance obligation in accommodation reservation services which include reservation and various post-booking services. Contracts with certain travel suppliers contain incentive commissions typically subject to achieving specific performance targets. The incentive commissions are considered as variable consideration and are estimated and recognized to the extent that the Company is entitled to such incentive commissions. The Group generally receives incentive commissions from monthly arrangements with hotels based on the number of hotel room reservations where end users have completed their stay. The Group presents revenues from such transactions on a net basis in the statements of income and comprehensive income as the Group, generally, does not control the service provided by the travel supplier to the traveler and has no obligations for cancelled hotel reservations. The amount of accommodation reservation services revenues recognized at gross basis were immaterial
during the years ended December 31, 2017, 2018 and 2019, respectively.
Transportation ticketing services
Transportation ticketing services revenues mainly represent revenues from tickets reservations and other related services. The Group receives commissions from travel suppliers for ticketing services through the Group’s transaction and service platform under various services agreements. Commissions from ticketing services rendered are recognized after tickets are issued as this is when the Group’s performance obligation is satisfied. The Group presents revenues from such transactions on a net basis in the statements of income as the Group, generally, does not control the service provided by the travel supplier to the traveler and has no obligations for cancelled airline ticket reservations. Loss due to obligations for cancelled ticket reservations is minimal in the past. The amount of transportation ticketing services revenues recognized at gross basis were immaterial
during the years ended December 31, 2017, 2018 and 2019, respectively.
Packaged-tour
The Group receives referral fees from travel product providers for packaged-tour products and services through the Group’s transaction and service platform. Referral fees are recognized on the departure date of the tours as this is when the Group’s performance obligation is satisfied. The Group presents revenues from such transactions on a net basis in the statements of income when the Group does not control the service provided by the travel supplier to the traveler and has no obligations for cancelled packaged-tour products reservations. The amounts of packaged-tour products and services revenues recognized at gross basis were immaterial during the years ended December 31, 2017. While the Group expanded the merchant business in 2018 for packaged-tour products, the Group presents majority of its packaged-tour products and services revenues recognized on net basis for the year ended December 31, 2018 and 2019.
Corporate travel
Corporate travel management revenues primarily include commissions from air ticket booking, hotel reservation and packaged-tour services rendered to corporate clients. The Group contracts with corporate clients based on service fee model. Travel reservations are made via on-line
and
off-line
services for air tickets, hotel and package-tour. Revenue is recognized on a net basis after the services are rendered and collections are reasonably assured.
Other businesses
Other businesses comprise primarily of online advertising services and financial services.
The Company receives advertising revenues, which principally represent the sale of banners or sponsorship on the website and mobile from end users. Advertising revenues are recognized ratably over the fixed term of the agreement as services are provided. The Company recognizes the interest income from the receivable related to financial services ratably over the loan period (Note 2 Installment credit and nonrecourse securitization debt).
Allowance for doubtful accounts
Accounts receivable are recorded at the invoiced amount and do not bear interest. The Company reviews on a periodic basis for doubtful accounts for the outstanding trade receivable balances and the receivable related to financial services
based on historical experience and information available. Additionally, we make specific bad debt provisions based on (i) our specific assessment of the collectability of all significant accounts; and (ii) any specific knowledge we have acquired that might indicate that an account is uncollectible. The facts and circumstances of each account may require us to use substantial judgment in assessing its collectability. The following table summarized the details of the Company’s allowance for doubtful accounts:

	2017	2018	2019
	RMB (in millions)
Balance at beginning of year	59	129	156
Provision for doubtful accounts	98	69	191
Write-offs	(28)	(42)	(91)

Balance at end of year	129	156	256

Cost of revenues
Cost of revenues
Cost of revenues consists primarily of payroll compensation of customer service center personnel, credit card service fee, payments to travel suppliers, telecommunication expenses, direct cost of principal travel tour services, depreciation, rentals and related expenses incurred by the Group’s transaction and service platform which are directly attributable to the rendering of the Group’s travel related services and other businesses.

Product development
Product development
Product development expenses include expenses incurred by the Group to develop the Group’s travel supplier networks as well as to maintain, monitor and manage the Group’s transaction and service platform. The Group recognizes website, software and mobile applications development costs in accordance with ASC
350-50
“Website development costs” and ASC
350-40
“Software — internal use software” respectively. The Group expenses all costs that are incurred in connection with the planning and implementation phases of development and costs that are associated with repair or maintenance of the existing websites and mobile applications or the development of software or mobile applications for internal use and websites content.

Sales and marketing
Sales and marketing
Sales and marketing expenses consist primarily of costs of payroll and related compensation for the Company’s sales and marketing personnel, advertising expenses, and other related marketing and promotion expenses. Advertising expenses, amounting to approximately RMB5.1 billion, RMB6.0 billion and RMB5.5 billion for the years ended December 31, 2017, 2018 and 2019 respectively, are charged to the statements of income as incurred.

Share-based compensation
Share-based compensation
Under ASC 718, the Company applied the Black-Scholes valuation model in determining the fair value of options granted. Risk-free interest rates are based on US Treasury yield for the terms consistent with the expected life of award at the time of grant. Expected life is based on historical exercise patterns. Expected dividend yield is determined in view of the Company’s historical dividend payout rate and future business plan. The Company estimates expected volatility at the date of grant based on historical volatilities. The Company recognizes compensation expense on all share-based awards on a straight-line basis over the requisite service period. Forfeiture rate is estimated based on historical forfeiture patterns and adjusted to reflect future change in circumstances and facts, if any. If actual forfeitures differ from those estimates, the Company may need to revise those estimates used in subsequent periods.
According to ASC 718, a change in any of the terms or conditions of stock options shall be accounted for as a modification of the plan. Therefore, the Company calculates incremental compensation cost of a modification as the excess of the fair value of the modified option over the fair value of the original option immediately before its terms are modified, measured based on the share price and other pertinent factors at the modification date. For vested options, the Company would recognize incremental compensation cost in the period the modification occurs and for unvested options, the Company would recognize, over the remaining requisite service period, the sum of the incremental compensation cost and the remaining unrecognized compensation cost for the original award on the modification date.
According to ASC 718, the Company classifies options or similar instruments as liabilities if the entity can be required under any circumstances to settle the option or similar instrument by transferring cash or other assets and such cash settlement is probable. The percentage of the fair value that is accrued as compensation cost at the end of each period shall equal the percentage of the requisite service that has been rendered at that date. Changes in fair value of the liability classified award that occur during the requisite service period shall be recognized as compensation cost over that period. Changes in fair value that occur after the end of the requisite service period are compensation cost of the period in which the changes occur. Any difference between the amount for which a liability award is settled and its fair value at the settlement date as estimated is an adjustment of compensation cost in the period of settlement.
Share incentive plans
In October, 2007, the Company adopted a 2007 Share Incentive Plan (“2007 Incentive Plan”). As of December 31, 2018 and 2019, 3,400,231 and 2,438,190 options and 569,497 and 429,354 RSUs were outstanding under the 2007 Incentive Plan.
In June, 2017, the Company adopted a Global Share Incentive Plan (“Global Incentive Plan”). The Company granted 3,286,756 and 1,690,090 new share options and 87,465 and 18,750 new RSUs to employees with 4 year requisite service period for year ended December 31, 2018 and 2019, respectively. As of December 31, 2018 and 2019, 3,308,777 and 4,357,922 options and 67,709 and 71,742 RSUs were outstanding under the Global Incentive Plan.
In December, 2019, the Company completed a one-time
m
odification of
share
o
ptions (the “Modification”)
,
pursuant to which eligible employees were able to
exchange ever
y
four
of
the
share options that were granted under the 2017
I
ncentive Plan and the Global Incentive Plan, with

the
exercise price exceeding US$320 per ordinary share,
for one new
option entitling each eligible grantee to purchase one ordinary share at the exercis
e
 p
r
ice
 o
f
US$0.01 with
the original vesting schedules remaining unchanged. As a result of the Modification,

835,849 options
were
exchange
d
for
209,026
 new
options.
The incremental compensation cost of the Modification was immaterial.
Qunar previously adopted the 2007 Qunar Share Inventive Plan and 2015 Qunar Share Inventive Plan. Immediately prior to the closing of its going private transaction in February 2017, each outstanding vested option granted under the 2007 Qunar Share Incentive Plan and the 2015 Qunar Share Incentive Plan was exchanged for a number of Ctrip ADSs based on a ratio that ensures equivalent economic value, against the payment by the holder of the vested Qunar options of the full amount of exercise price payable; and each outstanding unvested Qunar option granted under the 2007 Qunar Share Incentive Plan and the 2015 Qunar Share Incentive Plan was exchanged for an option of Ctrip to purchase ordinary shares of Ctrip based on a ratio that ensures equivalent economic value with its remaining vesting period unchanged (“Exchange of Qunar Share Incentive Plans”).
The following table summarized the Company’s share option activity under all the option plans, which has reflected the effect of the Exchange of Qunar Share Incentive Plans (in US$, except shares):

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value (in millions)
Outstanding at December 31, 2016	5,532,515	157.82	4.54	900
Granted (including grants in exchange for Qunar options )	631,166	43.03
Exercised	(1,353,697)	68.95
Forfeited	(99,226)	133.92
Outstanding at December 31, 2017	4,710,758	168.80	4.72	867
Granted	3,286,756	204.65
Exercised	(1,050,382)	92.58
Forfeited	(238,124)	171.61
Outstanding at December 31, 2018	6,709,008	198.19	5.62	366
Granted	1,690,090	158.95
Exercised	(735,416)	91.14
Forfeited	(240,747)	167.40
Modified	(835,849)	338.91
Converted from modification	209,026	0.01
Outstanding at December 31, 2019	6,796,112	177.71	5.63	679
Vested and expect to vest at December 31, 2019	6,453,834	177.98	5.56	643
Exercisable at December 31, 2019	2,517,635	186.23	3.30	229

The Company’s current practice is to issue new shares to satisfy share option exercises.
The

expected-to-vest
options are the result of applying the
pre-vesting

forfeiture rate assumptions of
8
% to total unvested option
s
.

The aggregate intrinsic value in the table above represents the total intrinsic value (the aggregate difference between the Company’s closing stock price of US$268.32 (US$33.54 per ADS) as of December 31, 2019 and the exercise price for in-the-money
options) that would have been received by the option holders if all in-the-money
options had been exercised on December 31, 2019.
The total intrinsic value of options exercised during the years ended December 31, 2017, 2018 and 2019 were US$522 million US$356 million and US$162 million, respectively.

The weighted average fair value of options granted during the years ended December 31, 2017, 2018 and 2019 was US$376.78, US$150.38 and US$155.76 per share, respectively.
As of December 31, 2019, there was US$576 million of total unrecognized compensation cost, net of estimated forfeitures, related to unvested share options which are expected to be recognized over a weighted average period of 2.5 year. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures. Total cash received from the exercise of share options amounted to RMB732 million, RMB677 million and RMB467 million for the year ended December 31, 2017, 2018 and 2019, respectively. The transfer agent was engaged by the Company to collect the exercise proceeds and remitted on regular basis and these amounts were included in “prepayments and other current assets”.
The Company calculated the estimated fair value of share options on the date of grant using the Black-Scholes pricing model with the following assumptions for the years ended December 31, 2017, 2018 and 2019:

	2017	2018	2019
Risk-free interest rate	1.73%-1.94%	2.52%-3.09%	1.40%-2.44%
Expected life (years)	5.0	5.0	5.0
Expected dividend yield	0%	0%	0%
Volatility	46%-48%	42%- 44%	42%-43%
Fair value of options at grant date per share	from US$ 142.29 to US$ 430.87	from US$ 88.51 to US$ 350.71	from US$90.96 to US$259.03

The following table summarized the Company’s RSUs activities under all incentive plans (in US$, except shares):

	Number of Shares	Weighted average grant date fair value(US$)
Restricted shares

Unvested at December 31, 2016	1,462,239	263.28

Granted	15,664	323.92
Vested	(285,375)	191.21
Forfeited	(96,806)	274.71

Unvested at December 31, 2017	1,095,722	281.91

Granted	87,465	331.69
Vested	(471,773)	261.48
Forfeited	(74,208)	294.08

Unvested at December 31, 2018	637,206	302.45

Granted	18,750	298.64
Vested	(119,334)	295.11
Forfeited	(35,526)	309.72

Unvested at December 31, 2019	501,096	303.54

As of December 31, 2019, there was US$32 million unrecognized compensation cost, net of estimated forfeitures, related to unvested restricted shares, which are to be recognized over a weighted average vesting period of 0.2 years. Total unrecognized compensation cost may be adjusted for future changes in estimated forfeitures. The Company determined the fair value of RSUs based on its stock price on the date of grant.

Operating leases
Leases
The Company applie
d
ASC 842, Leases, on January 1, 2019 on a modified retrospective basis and has elected not to re
c
a
st
comparative periods. The Company determines if an arrangement is a lease at inception. Operating leases are primarily for office and operation space and are included in right-of-use (“ROU”) assets, other payables and accruals and long-term lease liabilities on its consolidated balance sheets. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent its obligation to make lease payments arising from the lease. The operating lease ROU assets and liabilities are recognized at lease commencement date based on the present value of lease payments over the lease term. As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at lease commencement date in determining the present value of lease payments. The operating lease ROU asset also includes any lease payments made and excludes lease incentives. The Company’s lease terms may include options to extend or terminate the lease. Renewal options are considered within the ROU assets and lease liability when it is reasonably certain that the Company will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term.
For operating leases with a term of one year or less, the Company has elected to not recognize a lease liability or ROU asset on its consolidated balance sheet. Instead, it recognizes the lease payments as expense on a straight-line basis over the lease term. Short-term lease costs are immaterial to its consolidated statements of operations and cash flows. The Company has operating lease agreements with insignificant non-lease components and have elected the practical expedient to combine and account for lease and non-lease components as a single lease component.
Upon the adoption of the new lease standard, on January 1, 2019, the Company recognized operating lease assets of RMB1.0 billion and total operating lease liabilities of RMB980 million (including a current liability of RMB322 million) in the consolidated balance. There was no impact to retained earnings at adoption.

Taxation
Taxation
Current income taxes are provided on the basis of net income for financial reporting purposes, adjusted for income and expense items which are not assessable or deductible for income tax purposes, in accordance with the regulations of the relevant tax jurisdictions. Deferred income taxes are provided using the balance sheet liability method. Under this method, deferred income taxes are recognized for the tax consequences of significant temporary differences by applying enacted statutory rates applicable to future years to differences between the financial statement carrying amounts and the tax bases of existing assets and liabilities. The tax base of an asset or liability is the amount attributed to that asset or liability for tax purposes. The effect on deferred taxes of a change in tax rates is recognized in income in the period enacted. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered unlikely that some portion of, or all of, the deferred tax assets will not be realized.
The Company applies ASC 740, “Income Taxes”. It clarifies the accounting for uncertainty in income taxes recognized in the Company’s consolidated financial statements and prescribes a more likely than not threshold for financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides guidance on derecognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods, and income tax disclosures.

Other income/ (expense)
Other income/(expense)
Other income/(expense) consists of financial subsidies, investment income and foreign exchange gains/(losses). Financial subsidies are recognized as other income when received. Components of other income for the years ended December 31, 2017, 2018 and 2019 were as foll
o
ws:

	2017	2018	2019
	RMB ( in millions )
Fair value changes of equity securities investments	—	(3,064)	2,334
(Provision)/settlement of provision and contingent liability balances related to an equity method investment (Note 13)	(967)	(61)	603
Subsidy income	264	469	589
Gain on disposal of long-term investments (Note 7)	1,416	1,181	318
Gain from the re-measurement of the previously held equity interest to the fair value in the business acquisition (Note 2)	—	249	196
Impairments of long-term investments	(411)	—	(205)
Foreign exchange gains/(losses)	469	(17)	(378)
Others	108	168	173
Total	879	(1,075)	3,630

Statutory reserves
Statutory reserves
The Company’s PRC subsidiaries and the VIEs are required to allocate at least 10% of their after-tax
profit to the general reserve in accordance with the PRC accounting standards and regulations. The allocation to the general reserve will cease if such reserve has reached to 50% of the registered capital of respective company. Appropriations to discretionary surplus reserve are at the discretion of the board of directors of the VIEs. These reserves can only be used for specific purposes and are not transferable to the Company in form of loans, advances, or cash dividends. There is no such regulation of providing statutory reserve in Hong Kong
.

Dividends
Dividends
Dividends are recognized when declared.
PRC regulations currently permit payment of dividends only out of accumulated profits as determined in accordance with PRC accounting standards and regulations. The Company’s PRC subsidiaries can only distribute dividends after they have met the PRC requirements for appropriation to statutory reserves. Additionally, as the Company does not have any direct ownership in the VIEs, the VIEs cannot directly distribute dividends to the Company. The PRC government imposes control over its foreign currency reserves in part through direct regulation of the conversion of RMB into foreign exchange and through restrictions on foreign trade. As the majority of our revenues are in RMB, any restrictions on currency exchange may limit our ability to use revenue generated in RMB to fund our business activities outside China or to make dividend payments in U.S. dollars. However, the Company believes the restrictions on currency exchange imposed by the PRC foreign exchange regulations and enforced by SAFE do not automatically constitute the “restrictions” under Rule
4-08(e)(3)
under Regulation
S-X,
because such restrictions in substance do not prohibit the Company’s subsidiaries or VIEs from transferring net assets to the Company in the combined forms of loans, advances and cash dividends without the consent of SAFE, provided that certain procedural formalities should be complied with. As of December 31,
2019
, the restricted net assets of the Company’s PRC subsidiaries and VIEs not distributable in the form of dividends to the parent as a result of the aforesaid PRC regulations and other restrictions were RMB7 billion.
As a result of the aforementioned PRC regulation and the Company’s organizational structure, accumulated profits of the subsidiaries in PRC distributable in the form of dividends to the parent as of December 31, 2017, 2018 and 2019 were RMB12 billion, RMB16 billion and RMB22 billion, respectively. The Company’s PRC subsidiaries and VIEs are able to enter into royalty and trademark license agreements or certain other contractual arrangements at the sole discretion of the Company, for which the compensatory element of the arrangement is deducted from the accumulated profits.
Effective January 1, 2008, current CIT Law imposes a 10% withholding income tax for dividends distributed by foreign invested enterprises to their immediate holding companies outside mainland China. A lower withholding tax rate will be applied if there is a tax treaty arrangement between mainland China and the jurisdiction of the foreign holding company. Distributions to holding companies in Hong Kong that satisfy certain requirements specified by PRC tax authorities, for example, will be subject to a 5% withholding tax rate. Furthermore, pursuant to the applicable circular and interpretations of the current EIT Law, dividends from earnings created prior to 2008 but distributed after 2008 are not subject to withholding income tax.

Earnings/(loss) per share
Earnings/(loss) per share
In accordance with
“Computation of Earnings Per Share”
, basic earnings per share is computed by dividing net income attributable to common shareholders by the weighted average number of common shares outstanding during the year. Diluted earnings per share is calculated by dividing net income attributable to common shareholders as adjusted for the effect of dilutive ordinary equivalent shares, if any, by the weighted average number of ordinary and dilutive ordinary equivalent shares outstanding during the year. Dilutive ordinary equivalent shares consist of ordinary shares issuable upon the exercise of outstanding share options (using the treasury stock method). Vested but unexercised stock options with exercise prices that represent little or no consideration are included in the weighted average shares outstanding in the basic earnings per share calculation.
If the number of common shares outstanding increases as a result of a stock dividend or stock split or decreases as a result of a reverse stock split, the computations of basic and diluted EPS shall be adjusted retroactively for all periods presented to reflect that change in capital structure. If changes in common stock resulting from stock dividends, stock splits, or reverse stock splits occur after the close of the period but before the financial statements are issued or are available to be issued, the per-share
computations for those and any prior-period financial statements presented shall be based on the new number of shares.
Effective December 1, 2015, the ratio of the Company’s American depositary shares (“ADSs”) to ordinary shares is eight (8) ADSs representing one (1) ordinary share.

Treasury stock	Treasury stock The share-repurchase programs do not require the Company to acquire a specific number of shares and may be suspended or discontinued at any time.
Segment reporting
Segment reporting
The Company operates and manages its business as a single segment. Resources are allocated and performance is assessed by the CEO, whom is determined to be the Chief Operating Decision Maker (CODM). Since the Company operates in one reportable segment, all financial segment and product information required by this statement can be found in the consolidated financial statements.
The Company primarily generates its revenues from the Greater China Area, for geographical information, please refer to Note 21.

Recently Accounting Pronouncements
Recent Accounting Pronouncements
In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses (Topic 326), Measurement of Credit Losses on Financial Statements. This ASU update on the measurement of credit losses for certain financial assets measured at amortized cost and available-for-sale debt securities. For financial assets measured at amortized cost, this update requires an entity to (1) estimate its lifetime expected credit losses upon recognition of the financial assets and establish an allowance to present the net amount expected to be collected, (2) recognize this allowance and changes in the allowance during subsequent periods through net income and (3) consider relevant information about past events, current conditions and reasonable and supportable forecasts in assessing the lifetime expected credit losses. For available-for-sale debt securities, this update made several targeted amendments to the existing other-than-temporary impairment model, including (1) requiring disclosure of the allowance for credit losses, (2) allowing reversals of the previously recognized credit losses until the entity has the intent to sell, is more-likely-than-not required to sell the securities or the maturity of the securities, (3) limiting impairment to the difference between the amortized cost basis and fair value and (4) not allowing entities to consider the length of time that fair value has been less than amortized cost as a factor in evaluating whether a credit loss exists. The Company adopted this update in the first quarter of 2020 and applied this update on a modified retrospective basis. The adoption did not have a material impact to the Company’s Consolidated Financial Statements.
In January 2017, the FASB issued ASU 2017-04: Intangibles — Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment. To simplify the subsequent measurement of goodwill, the Board eliminated Step 2 from the goodwill impairment test. Under the amendments in this Update, an entity should perform its annual, or interim, goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount. An entity should recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value; however, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit. An entity should apply the amendments in this Update on a prospective basis. An entity is required to disclose the nature of and reason for the change in accounting principle upon transition. A public business entity that is a U.S. Securities and Exchange Commission (SEC) filer should adopt the amendments in this Update for its annual or any interim goodwill impairment tests in fiscal years beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017.
It is more likely that, by adopting simplified measurement which eliminates the Step 2 from goodwill impairment test, an entity with the triggering event for goodwill impairment will recognize more goodwill impairment than it would do under the old model. The Group is currently assessing the impact of the adoption of this accounting standard, taking into considerations the COVID-19 outbreak which has been adversely affecting the Company’s business in the subsequent period in 2020.
In August 2018, the FASB issued ASU 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement,” which eliminates, adds and modifies certain disclosure requirements for fair value measurements as part of the FASB’s disclosure framework project. The new guidance is effective for the fiscal years and interim reporting periods within those fiscal years, beginning after December 15, 2019. Early adoption is permitted for the adoption of either the entire ASU or only the provisions that eliminate or modify the requirements. The Company is evaluating the effects, if any, of the adoption of this guidance on the fair value disclosure in the consolidated financial statements.
In April 2019, the FASB issued ASU 2019-04 “Codification Improvements to Topic 326, Financial Instruments — Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments.” Apart from the amendments to ASU 2016-13 mentioned above, the ASU also included subsequent amendments to ASU 2016-01, which the Company adopted in January 2018 (Note 2). For entities that have not yet adopted ASU 2017-12, the effective date is the same as ASU 2017-12. ASU 2017-12 is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. For entities that have adopted ASU 2017-12, the effective date is as of the beginning of the first annual reporting period beginning after issuance of this Update The Company is evaluating the effects, if any, of the adoption of these guidance on the Company’s financial position, results of operations and cash flows.
In December 2019, the FASB issued ASU 2019-12 - Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes. This ASU provides an exception to the general methodology for calculating income taxes in an interim period when a year-to-date loss exceeds the anticipated loss for the year. This update also (1) requires an entity to recognize a franchise tax (or similar tax) that is partially based on income as an income-based tax and account for any incremental amount incurred as a non-income-based tax, (2) requires an entity to evaluate when a step-up in the tax basis of goodwill should be considered part of the business combination in which goodwill was originally recognized for accounting purposes and when it should be considered a separate transaction, and (3) requires that an entity reflect the effect of an enacted change in tax laws or rates in the annual effective tax rate computation in the interim period that includes the enactment date. The standard is effective for the Company for fiscal years beginning after December 15, 2020, with early adoption permitted. The Company is currently evaluating the impact.

Certain risks and concentration
Certain risks and concentration
Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents, restricted cash, short-term investment, accounts receivable, amounts due from related parties, prepayments and other current assets. As of December 31, 2017, 2018 and 2019, substantially all of the Company’s cash and cash equivalents, restricted cash and short-term investment were held in major financial institutions located in the PRC and in Hong Kong, which management considers to be of high credit quality based on their credit ratings. Accounts receivable are generally unsecured and denominated in RMB, and are derived from revenues earned from operations arising primarily in the PRC.
No individual customer accounted for more than 10% of net revenues for the years ended December 31, 2017, 2018 and 2019. No individual customer accounted for more than 10% of accounts receivable as of December 31, 2018 and 2019.